Effects of Foreign Currency Forward Which Were Not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Forward, USD $)
In Thousands, unless otherwise specified
9 Months Ended
Sep. 30, 2013
Not Designated as Hedging Instrument | Foreign Exchange Forward
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other income (expense)	$ 20